CORPORATE AND SUBSIDIARY BORROWINGS - Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Weighted average interest rate			6.22%		7.14%
Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount			$ 3,300,000,000
Matures 2027			1,800,000,000
Matures 2029			600,000,000
Matures 2032-2047			1,000,000,000
Term Loan Maturing In May 2027 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount			1,300,000,000
Junior Subordinated Debentures Due Between May 2033 and September 2037 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount			264,000,000
Subordinated Debentures Due June 2047 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount			$ 100,000,000
Fixed interest rate			5.00%
Line of Credit | Revolving credit facilities | Bilateral Credit Facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 1,200,000,000		$ 750,000,000
Total drawings			17,000,000		430,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,000,000,000
Total drawings			$ 755,000,000		776,000,000
Debt term			364 days
Pledged investments collateral			$ 653,000,000		710,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Private loans
Line of Credit Facility [Line Items]
Pledged investments collateral			67,000,000		52,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Investment funds
Line of Credit Facility [Line Items]
Pledged investments collateral			183,000,000		231,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Cash and cash equivalents
Line of Credit Facility [Line Items]
Pledged investments collateral			19,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Real estate partnerships
Line of Credit Facility [Line Items]
Pledged investments collateral			384,000,000		242,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Equity securities
Line of Credit Facility [Line Items]
Pledged investments collateral					172,000,000
Line of Credit | Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Mortgage loans
Line of Credit Facility [Line Items]
Pledged investments collateral					13,000,000
Line of Credit | Revolving credit facilities | $400 Million, Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity			400,000,000
Line of Credit | Revolving credit facilities | Brookfield Credit Agreement
Line of Credit Facility [Line Items]
Total drawings			0		$ 0
Line of Credit | Secured Debt | Secured Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 1,000,000,000	250,000,000	$ 250,000,000
Debt term		364 days
Repayments of debt	$ 500,000,000
Senior unsecured notes | Senior Unsecured Notes Due June 2027 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount			$ 500,000,000
Fixed interest rate			5.00%
Senior unsecured notes | Senior Unsecured Notes Due October 2029 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount			$ 600,000,000
Fixed interest rate			5.75%
Senior unsecured notes | Senior Unsecured Notes Due June 2032 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount			$ 500,000,000
Fixed interest rate			6.14%
Senior unsecured notes | Senior Unsecured Notes Due September 2042 | Subsidiary borrowings | ANGI and Argo
Line of Credit Facility [Line Items]
Debt, gross amount			$ 144,000,000
Fixed interest rate			6.50%